SHAREHOLDERS' EQUITY - Variable Interest Entity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Current Assets		$ 49,216,323	$ 38,894,236
Total Assets		303,774,997	350,628,568
Current Liabilities		87,359,047	54,001,169
Total Liabilities		158,539,082	129,493,952
Revenues, Net		160,835,847	84,873,992
Net Income Attributable to Non-Controlling Interest		208,439	(61,675)
2000 DLV
SHAREHOLDERS' EQUITY
Transfer of tenant improvements	$ 762,095
Percentage of ownership interest sold	100.00%
Proceeds from sale of subsidiary	$ 3,060,000
VIE
SHAREHOLDERS' EQUITY
Current Assets		180,995	111,686
Non-Current Assets		4,216,362	2,357,957
Total Assets		4,397,357	2,469,643
Current Liabilities		2,430
Non-Current Liabilities		237,655	241,373
Total Liabilities		240,085	241,373
Revenues, Net		240,000	139,500
Net Income Attributable to Non-Controlling Interest		$ 140,384	$ 56,997